Summary of Assets Under Capital Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Property Plant equipment under capital leases
Total at cost	$ 209,704	$ 205,408
Accumulated depreciation	(72,775)	(58,188)
Capital lease assets, net	136,929	147,220
Land [Member]
Property Plant equipment under capital leases
Total at cost	48,829	48,829
Buildings [Member]
Property Plant equipment under capital leases
Total at cost	148,633	145,829
Equipment [Member]
Property Plant equipment under capital leases
Total at cost	8,841	8,116
Automobiles [Member]
Property Plant equipment under capital leases
Total at cost	$ 3,401	$ 2,634